PROVISIONS - Narrative (Details) - Environmental rehabilitation $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	$ (97)	$ (356)
Change in discount rate, other provision		1.00%
Expected decrease in other provisions with 1% increase in discount rate		$ (315)
Expected increase in other provisions with 1% decrease in discount rate		$ 0
Discount rate applied to cash flow projections	0.00%	0.00%